Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	AuguStar Variable Insurance Products Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000315754
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 25, 2024
Prospectus Date	rr_ProspectusDate	Nov. 25, 2024
AVIP Constellation Managed Risk Balanced Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AVIP Constellation Managed Risk Balanced Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio operates pursuant to a fund-of-funds structure. The Portfolio’s adviser, Constellation Investments, Inc. (“CINV” or the “Adviser”) allocates the Portfolio’s assets across a broad range of asset classes primarily through investments in unaffiliated, actively or passively managed exchange traded funds commonly referred to as “ETFs” (the “underlying ETFs”).

The Portfolio may also invest in certain derivative instruments directly, including equity futures and options and swap contracts, fixed income futures and options and swap contracts, to hedge risk and to increase returns, and may hold cash and cash equivalents to change the asset allocation exposure in the Portfolio.

Through investments in the underlying ETFs and derivatives, the Portfolio invests a minimum of 25% of its assets in equity investments and a minimum of 25% of its assets in fixed income investments. CINV expects to allocate approximately 50% of the Portfolio’s assets to fixed income investments to achieve the income aspect of the Portfolio’s investment objective. To achieve the capital appreciation aspect of the Portfolio’s investment objective, CINV expects to allocate approximately 50% of the Portfolio’s assets to equity investments. CINV may actively adjust this asset allocation mix in response to prevailing market conditions and in periods of heightened volatility, as described below.

The equity underlying ETFs in which the Portfolio invests may include ETFs that invest in, among other things, domestic and international common stocks (including equities of issuers from countries included in the MSCI Emerging Markets Index). The fixed income underlying ETFs in which the Portfolio invests may include ETFs that invest in, among other things, domestic and non-U.S. bonds, U.S. government securities, U.S. Treasury securities, mortgage-backed securities, asset-backed securities, corporate bonds, fixed income instruments with an average credit quality below investment grade (commonly called “junk bonds”), and cash or money market instruments. The fixed income ETFs in which the Portfolio may invest are not limited by maturity or duration. Within its allocation to fixed income investments, the Portfolio may invest up to 15% of total assets in junk bonds, including fixed income underlying funds with an average portfolio credit quality below investment grade.

CINV relies on a blend of both fundamental research and quantitative insights to determine potential opportunities and tactical reallocations that tilt the Portfolio away from the strategic allocation. As a temporary measure, CINV may hold cash and cash equivalents. While the Portfolio may invest substantially all of its assets in underlying ETFs, equity futures and options and swap contracts, fixed income futures and options and swap contracts, and other derivatives , CINV maintains sufficient cash to serve as collateral for the equity and fixed income futures it holds.

During periods of high volatility CINV will apply a systematic framework by adjusting the Portfolio’s exposures to attempt to reduce the likelihood of exceeding the maximum expected portfolio volatility. Portfolio volatility is the measure of how much the Portfolio’s returns differ from its average returns. The Portfolio has a volatility cap of 11%. During periods of increasing expected volatility, the Portfolio may seek to reduce its market exposure by selling shares of underlying ETFs and/or reducing exposure through equity futures and options and swap contracts, and/or fixed income futures and options and swap contacts, and other derivatives. During periods of lower expected volatility, the Portfolio may increase its market exposure by purchasing ETFs and/or increasing exposure through equity futures and options and swap contracts and/or fixed income futures and options and swap contracts, and other derivatives.

The Portfolio may invest in illiquid securities up to the limits established under the Investment Company Act of 1940, as amended.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last two years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

CINV began advising the Portfolio under its current strategy without a sub-adviser on November 25, 2024. From June 25, 2021 to November 25, 2024, the Portfolio was sub-advised by BlackRock Investment Management, LLC (“BlackRock”), under a different strategy. Performance returns shown below for periods prior to November 25, 2024, during which the Portfolio was managed by BlackRock are not indicative of returns of the current strategy or Adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last two years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s returns for the most recent quarter ended September 30, 2024 is 6.09%.

Since inception, the Portfolio’s highest return for a quarter was 4.03%. That was for the quarter ended on December 31, 2022. The lowest return for a quarter was -9.92%. That was for the quarter ended on June 30, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2023
AVIP Constellation Managed Risk Balanced Portfolio | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2021
AVIP Constellation Managed Risk Balanced Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money, or have less return than the market in general, by investing in the Portfolio.
AVIP Constellation Managed Risk Balanced Portfolio | Exchange-Traded Funds Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Funds Risk — ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance. ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund. A passively managed ETF will typically not sell or remove a holding despite its current or projected underperformance unless it is removed from the index.

AVIP Constellation Managed Risk Balanced Portfolio | Fund of Funds Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fund of Funds Risk — The Portfolio’s principal investment strategy involves investing in ETFs. Generally, investors may be able to invest directly in ETFs and may not need to invest through a fund. The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

AVIP Constellation Managed Risk Balanced Portfolio | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

AVIP Constellation Managed Risk Balanced Portfolio | Asset-Backed Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset-Backed Securities Risk — These types of securities are subject to the risks affecting fixed income securities generally and may be particularly volatile. In addition, the value of these securities will be influenced by factors affecting markets from which the collateral is drawn. Some of these securities may receive little or no collateral protection from the underlying assets. The impairment of the value of assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Portfolio. In addition, the structure of some of these securities is complex and there may be less available information than for other types of securities.

AVIP Constellation Managed Risk Balanced Portfolio | Conflicts of Interest Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Conflicts of Interest Risk — Although the Portfolio follows a strategy intended to enhance the risk adjusted return of the Portfolio, which the Adviser believes is consistent with the interests of shareholders, aspects of the volatility management of the Portfolio attempting to limit the downside exposure and reduce the volatility of the Portfolio may be deemed to present a conflict of interest for the Adviser and ALIC (with its affiliates, “AuguStar Life”). Shares of the Portfolio are offered only to the separate accounts of AuguStar Life, which use Portfolio shares as an underlying investment for variable annuity and variable life insurance contracts. AuguStar Life has financial obligations to holders of variable contracts arising from guarantee obligations under the variable contracts and certain optional benefit riders. Limiting downside exposure and reducing volatility of the Portfolio have the effect of mitigating the financial risks to which AuguStar Life is subjected by providing these guaranteed benefits. If the strategy is successful in limiting downside exposure and reducing volatility, AuguStar Life expects to benefit from a reduction of the risks arising from its guarantee obligations, to reduce its costs to purchase hedge investments to manage the risks of its guarantee obligations, and to reduce its regulatory capital requirements associated with its guarantee obligations. As a result, AuguStar Life’s interest in managing risks within the Portfolio may at times conflict with the interests of contract owners having guaranteed benefits, who may be prevented from achieving higher returns due to the Portfolio’s use of risk management techniques.

AVIP Constellation Managed Risk Balanced Portfolio | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk — The Portfolio (directly and indirectly through underlying ETFs) may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

AVIP Constellation Managed Risk Balanced Portfolio | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

AVIP Constellation Managed Risk Balanced Portfolio | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the ability to evaluate local companies or impact the Portfolio’s performance. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

AVIP Constellation Managed Risk Balanced Portfolio | Foreign Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance. The prices used for foreign investments may not reflect current values if the foreign markets in which the investment trades are closed when U.S. markets are open.

AVIP Constellation Managed Risk Balanced Portfolio | Futures Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

AVIP Constellation Managed Risk Balanced Portfolio | Government Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Government Securities Risk — Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. government. Some obligations are backed only by the credit of the issuing agency or instrumentality, and, in some cases, there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security the Portfolio holds does not apply to the market value of the security or to shares of the Portfolio. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.

AVIP Constellation Managed Risk Balanced Portfolio | Hedging Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Hedging Risk — Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the underlying ETFs and other mutual funds with similar investment objectives.

AVIP Constellation Managed Risk Balanced Portfolio | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments also could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

AVIP Constellation Managed Risk Balanced Portfolio | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, particularly during times of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The Portfolio may not be able to sell a restricted or illiquid security at a favorable time or price, thereby decreasing the Portfolio’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Portfolio is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Portfolio may be forced to sell at a loss.

AVIP Constellation Managed Risk Balanced Portfolio | Lower-Rated Debt Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Lower-Rated Debt Securities Risk — Bonds rated below investment grade, which is defined as BB or lower (also called “junk bonds”), are subject to greater levels of interest rate, credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

AVIP Constellation Managed Risk Balanced Portfolio | Mortgage-Backed Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Backed Securities Risk — Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

AVIP Constellation Managed Risk Balanced Portfolio | Swap Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Swap Risk — Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Portfolio's losses.

AVIP Constellation Managed Risk Balanced Portfolio | AVIP Constellation Managed Risk Balanced Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810
Annual Return 2022	rr_AnnualReturn2022	(15.84%)
Annual Return 2023	rr_AnnualReturn2023	13.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	returns for the most recent quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.92%)
1 Year	rr_AverageAnnualReturnYear01	13.89%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2021
AVIP Constellation Managed Risk Moderate Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AVIP Constellation Managed Risk Moderate Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio operates pursuant to a fund-of-funds structure. The Portfolio’s adviser, Constellation Investments, Inc. (“CINV” or the “Adviser”), allocates the Portfolio’s assets across a broad range of asset classes primarily through investments in unaffiliated, actively or passively managed exchange traded funds commonly referred to as “ETFs” (the “underlying ETFs”).

The Portfolio may also invest in certain derivative instruments directly, including equity futures and options and swap contracts, fixed income futures and options and swap contracts, to hedge risk and to increase returns, and may hold cash and cash equivalents.

To achieve the income aspect of the Portfolio’s investment objective, CINV expects to allocate approximately 35% of the Portfolio’s assets to fixed income investments. To achieve the capital appreciation aspect of the Portfolio’s investment objective, CINV expects to allocate approximately 65% of the Portfolio’s assets to equity investments. CINV may actively adjust this asset allocation mix in response to prevailing market conditions and in periods of heightened volatility, as described below.

The equity underlying ETFs in which the Portfolio invests may include ETFs that invest in, among other things, domestic and international common stocks (including equities of issuers from countries included in the MSCI Emerging Markets Index). The fixed income underlying ETFs in which the Portfolio invests may include ETFs that invest in, among other things, domestic and non-U.S. bonds, U.S. government securities, U.S. Treasury securities, mortgage-backed securities, asset-backed securities, corporate bonds, fixed income instruments with an average credit quality below investment grade (commonly called “junk bonds”), and cash or money market instruments. The fixed income ETFs in which the Portfolio may invest are not limited by maturity or duration. Within its allocation to fixed income investments, the Portfolio may invest up to 15% of total assets in junk bonds, including fixed income underlying funds with an average portfolio credit quality below investment grade.

CINV relies on a blend of both fundamental research and quantitative insights to determine potential opportunities and tactical reallocations that tilt the Portfolio away from the strategic allocation. As a temporary measure, CINV may hold cash and cash equivalents. While the Portfolio may invest substantially all of its assets in underlying ETFs, equity futures and options and swap contracts, fixed income futures and options and swap contracts, and other derivatives, CINV maintains sufficient cash to serve as collateral for the equity and fixed income futures it holds.

During periods of high volatility, CINV will apply a systematic framework by adjusting the Portfolio’s exposures to attempt to reduce the likelihood of exceeding the maximum expected portfolio volatility. Portfolio volatility is the measure of how much the Portfolio’s returns differ from its average returns. The Portfolio has a volatility cap of 14%. During periods of increasing expected volatility, the Portfolio may seek to reduce its market exposure by selling shares of underlying ETFs and/or reducing exposure through equity futures and options and swap contracts, and/or fixed income futures and options and swap contracts, and other derivatives. During periods of lower expected volatility, the Portfolio may increase its market exposure by purchasing ETFs and/or increasing exposure through equity futures and options and swap contracts, and/or fixed income futures and options and swap contracts, and other derivatives.

The Portfolio may invest in illiquid securities up to the limits established under the Investment Company Act of 1940, as amended.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last year and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

CINV began advising the Portfolio under its current strategy without a sub-adviser on November 25, 2024. From June 25, 2021 to November 25, 2024, the Portfolio was sub-advised by BlackRock Investment Management, LLC (“BlackRock”), under a different strategy. Performance returns shown below for periods prior to November 25, 2024, during which the Portfolio was managed by BlackRock are not indicative of returns of the current strategy or Adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last year and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s returns for the most recent quarter ended September 30, 2024 is 6.12%.

Since inception, the Portfolio’s highest return for a quarter was 9.43%. That was for the quarter ended on December 31, 2023. The lowest return for a quarter was -3.52%. That was for the quarter ended on September 30, 2023. To obtain performance information up to the most recent month end, call toll free 877.781.6392

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2023
AVIP Constellation Managed Risk Moderate Growth Portfolio | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	28.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2022
AVIP Constellation Managed Risk Moderate Growth Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money, or have less return than the market in general, by investing in the Portfolio.
AVIP Constellation Managed Risk Moderate Growth Portfolio | Exchange-Traded Funds Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Funds Risk — ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance. ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund. A passively managed ETF will typically not sell or remove a holding despite its current or projected underperformance unless it is removed from an index.

AVIP Constellation Managed Risk Moderate Growth Portfolio | Fund of Funds Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fund of Funds Risk — The Portfolio’s principal investment strategy involves investing in ETFs. Generally, investors may be able to invest directly in the ETFs and may not need to invest through a fund. The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

AVIP Constellation Managed Risk Moderate Growth Portfolio | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

AVIP Constellation Managed Risk Moderate Growth Portfolio | Asset-Backed Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset-Backed Securities Risk — These types of securities are subject to the risks affecting fixed income securities generally and may be particularly volatile. In addition, the value of these securities will be influenced by factors affecting markets from which the collateral is drawn. Some of these securities may receive little or no collateral protection from the underlying assets. The impairment of the value of assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Portfolio. In addition, the structure of some of these securities is complex and there may be less available information than for other types of securities.

AVIP Constellation Managed Risk Moderate Growth Portfolio | Conflicts of Interest Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Conflicts of Interest Risk — Although the Portfolio follows a strategy intended to enhance the risk adjusted return of the Portfolio, which the Adviser believes is consistent with the interests of shareholders, aspects of the volatility management of the Portfolio attempting to limit the downside exposure and reduce the volatility of the Portfolio may be deemed to present a conflict of interest for the Adviser and ALIC (with its affiliates, “AuguStar Life”). Shares of the Portfolio are offered only to the separate accounts of AuguStar Life, which use Portfolio shares as an underlying investment for variable annuity and variable life insurance contracts. AuguStar Life has financial obligations to holders of variable contracts arising from guarantee obligations under the variable contracts and certain optional benefit riders. Limiting downside exposure and reducing volatility of the Portfolio have the effect of mitigating the financial risks to which AuguStar Life is subjected by providing these guaranteed benefits. If the strategy is successful in limiting downside exposure and reducing volatility, AuguStar Life expects to benefit from a reduction of the risks arising from its guarantee obligations, to reduce its costs to purchase hedge investments to manage the risks of its guarantee obligations, and to reduce its regulatory capital requirements associated with its guarantee obligations. As a result, AuguStar Life’s interest in managing risks within the Portfolio may at times conflict with the interests of contract owners having guaranteed benefits, who may be prevented from achieving higher returns due to the Portfolio’s use of risk management techniques.

AVIP Constellation Managed Risk Moderate Growth Portfolio | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk — The Portfolio (directly and indirectly through underlying ETFs) may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

AVIP Constellation Managed Risk Moderate Growth Portfolio | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

AVIP Constellation Managed Risk Moderate Growth Portfolio | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the ability to evaluate local companies or impact the Portfolio’s performance. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

AVIP Constellation Managed Risk Moderate Growth Portfolio | Foreign Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance. The prices used for foreign investments may not reflect current values if the foreign markets in which the investment trades are closed when U.S. markets are open.

AVIP Constellation Managed Risk Moderate Growth Portfolio | Futures Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

AVIP Constellation Managed Risk Moderate Growth Portfolio | Government Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Government Securities Risk — Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. government. Some obligations are backed only by the credit of the issuing agency or instrumentality, and, in some cases, there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security the Portfolio holds does not apply to the market value of the security or to shares of the Portfolio. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.

AVIP Constellation Managed Risk Moderate Growth Portfolio | Hedging Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Hedging Risk — Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the underlying ETFs and other mutual funds with similar investment objectives.

AVIP Constellation Managed Risk Moderate Growth Portfolio | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments also could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

AVIP Constellation Managed Risk Moderate Growth Portfolio | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, particularly during times of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The Portfolio may not be able to sell a restricted or illiquid security at a favorable time or price, thereby decreasing the Portfolio’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Portfolio is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Portfolio may be forced to sell at a loss.

AVIP Constellation Managed Risk Moderate Growth Portfolio | Lower-Rated Debt Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Lower-Rated Debt Securities Risk — Bonds rated below investment grade, which is defined as BB or lower (also called “junk bonds”), are subject to greater levels of interest rate, credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

AVIP Constellation Managed Risk Moderate Growth Portfolio | Mortgage-Backed Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Backed Securities Risk — Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

AVIP Constellation Managed Risk Moderate Growth Portfolio | Swap Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Swap Risk — Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Portfolio's losses.

AVIP Constellation Managed Risk Moderate Growth Portfolio | AVIP Constellation Managed Risk Moderate Growth Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810
Annual Return 2023	rr_AnnualReturn2023	16.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	returns for the most recent quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.52%)
1 Year	rr_AverageAnnualReturnYear01	16.15%
Since Inception	rr_AverageAnnualReturnSinceInception	18.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2022
AVIP Constellation Managed Risk Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AVIP Constellation Managed Risk Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio operates pursuant to a fund-of-funds structure. The Portfolio’s adviser Constellation Investments, Inc. (“CINV” or the “Adviser”), allocates the Portfolio’s assets across a broad range of asset classes primarily through investments in unaffiliated, actively or passively managed exchange traded funds commonly referred to as “ETFs” (the “underlying ETFs”).

The Portfolio may also invest in certain derivative instruments directly, including equity futures and options and swap contracts, fixed income futures and options and swap contracts, to hedge risk and to increase returns, and may hold cash and cash equivalents.

To achieve the income aspect of the Portfolio’s investment objective, CINV expects to allocate approximately 15% of the Portfolio’s assets to fixed income investments. To achieve the capital appreciation aspect of the Portfolio’s investment objective, CINV expects to allocate approximately 85% of the Portfolio’s assets to equity investments. CINV may actively adjust this asset allocation mix in response to prevailing market conditions and in periods of heightened volatility, as described below.

The equity underlying ETFs in which the Portfolio invests may include ETFs that invest in, among other things, domestic and international common stocks (including equities of issuers from countries included in the MSCI Emerging Markets Index). The fixed income underlying ETFs in which the Portfolio invests may include ETFs that invest in, among other things, domestic and non-U.S. bonds, U.S. government securities, U.S. Treasury securities, mortgage-backed securities, asset-backed securities, corporate bonds, fixed income instruments with an average credit quality below investment grade (commonly called “junk bonds”), and cash or money market instruments. The fixed income ETFs in which the Portfolio may invest are not limited by maturity or duration. Within its allocation to fixed income investments, the Portfolio may invest up to 15% of total assets in junk bonds, including fixed income underlying funds with an average portfolio credit quality below investment grade.

CINV relies on a blend of both fundamental research and quantitative insights to determine potential opportunities and tactical reallocations that tilt the Portfolio away from the strategic allocation. As a temporary measure, CINV may hold cash and cash equivalents. While the Portfolio may invest substantially all of its assets in underlying funds, equity futures and options and swap contracts, fixed income futures and options and swap contracts, and other derivatives, CINV maintains sufficient cash to serve as collateral for the equity and fixed income futures it holds.

During periods of high volatility, CINV will apply a systematic framework by adjusting the Portfolio’s exposures to attempt to reduce the likelihood of exceeding the maximum expected portfolio volatility. Portfolio volatility is the measure of how much the Portfolio’s returns differ from its average returns. The Portfolio has a volatility cap of 16%. During periods of increasing expected volatility, the Portfolio may seek to reduce its market exposure by selling shares of underlying funds and/or reducing exposure through equity futures and options and swap contracts, and/or fixed income futures and options and swap contracts, and other derivatives. During periods of lower expected volatility, the Portfolio may increase its market exposure by purchasing ETFs and/or increasing exposure through equity futures and options and swap contracts, and/or fixed income futures and options and swap contracts, and other derivatives.

The Portfolio may invest in illiquid securities up to the limits established under the Investment Company Act of 1940, as amended.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last year and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

CINV began advising the Portfolio under its current strategy without a sub-adviser on November 25, 2024. From October 14, 2022 to November 25, 2024, the Portfolio was sub-advised by BlackRock Investment Management, LLC (“BlackRock”), under a different strategy. Performance returns shown below for periods prior to November 25, 2024, during which the Portfolio was managed by BlackRock are not indicative of returns of the current strategy or Adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last year and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Portfolio’s returns for the most recent quarter ended September 30, 2024 is 6.51%.

Since inception, the Portfolio’s highest return for a quarter was 10.45%. That was for the quarter ended on December 31, 2023. The lowest return for a quarter was -3.61%. That was for the quarter ended on September 30, 2023. To obtain performance information up to the most recent month end, call toll free 877.781.6392

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2023
AVIP Constellation Managed Risk Growth Portfolio | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	28.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2022
AVIP Constellation Managed Risk Growth Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money, or have less return than the market in general, by investing in the Portfolio.
AVIP Constellation Managed Risk Growth Portfolio | Exchange-Traded Funds Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Funds Risk — ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance. ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund. A passively managed ETF will typically not sell or remove a holding despite its current or projected underperformance unless it is removed from an index.

AVIP Constellation Managed Risk Growth Portfolio | Fund of Funds Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fund of Funds Risk — The Portfolio’s principal investment strategy involves investing in ETFs. Generally investors may be able to invest directly in the ETFs and may not need to invest through a fund. The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

AVIP Constellation Managed Risk Growth Portfolio | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

AVIP Constellation Managed Risk Growth Portfolio | Asset-Backed Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset-Backed Securities Risk — These types of securities are subject to the risks affecting fixed income securities generally and may be particularly volatile. In addition, the value of these securities will be influenced by factors affecting markets from which the collateral is drawn. Some of these securities may receive little or no collateral protection from the underlying assets. The impairment of the value of assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Portfolio. In addition, the structure of some of these securities is complex and there may be less available information than for other types of securities.

AVIP Constellation Managed Risk Growth Portfolio | Conflicts of Interest Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Conflicts of Interest Risk — Although the Portfolio follows a strategy intended to enhance the risk adjusted return of the Portfolio, which the Adviser believes is consistent with the interests of shareholders, aspects of the volatility management of the Portfolio attempting to limit the downside exposure and reduce the volatility of the Portfolio may be deemed to present a conflict of interest for the Adviser and ALIC (with its affiliates, “AuguStar Life”). Shares of the Portfolio are offered only to the separate accounts of AuguStar Life, which use Portfolio shares as an underlying investment for variable annuity and variable life insurance contracts. AuguStar Life has financial obligations to holders of variable contracts arising from guarantee obligations under the variable contracts and certain optional benefit riders. Limiting downside exposure and reducing volatility of the Portfolio have the effect of mitigating the financial risks to which AuguStar Life is subjected by providing these guaranteed benefits. If the strategy is successful in limiting downside exposure and reducing volatility, AuguStar Life expects to benefit from a reduction of the risks arising from its guarantee obligations, to reduce its costs to purchase hedge investments to manage the risks of its guarantee obligations, and to reduce its regulatory capital requirements associated with its guarantee obligations. As a result, AuguStar Life’s interest in managing risks within the Portfolio may at times conflict with the interests of contract owners having guaranteed benefits, who may be prevented from achieving higher returns due to the Portfolio’s use of risk management techniques.

AVIP Constellation Managed Risk Growth Portfolio | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk — The Portfolio (directly and indirectly through underlying ETFs) may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

AVIP Constellation Managed Risk Growth Portfolio | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

AVIP Constellation Managed Risk Growth Portfolio | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the ability to evaluate local companies or impact the Portfolio’s performance. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

AVIP Constellation Managed Risk Growth Portfolio | Foreign Investments Risk
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Risk [Text Block]	rr_RiskTextBlock

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance. The prices used for foreign investments may not reflect current values if the foreign markets in which the investment trades are closed when U.S. markets are open.

AVIP Constellation Managed Risk Growth Portfolio | Futures Risk
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Risk [Text Block]	rr_RiskTextBlock

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

AVIP Constellation Managed Risk Growth Portfolio | Government Securities Risk
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Risk [Text Block]	rr_RiskTextBlock

Government Securities Risk — Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. government. Some obligations are backed only by the credit of the issuing agency or instrumentality, and, in some cases, there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security the Portfolio holds does not apply to the market value of the security or to shares of the Portfolio. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.

AVIP Constellation Managed Risk Growth Portfolio | Hedging Risk
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Risk [Text Block]	rr_RiskTextBlock

Hedging Risk — Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the underlying ETFs and other mutual funds with similar investment objectives.

AVIP Constellation Managed Risk Growth Portfolio | Interest Rate Risk
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Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments also could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

AVIP Constellation Managed Risk Growth Portfolio | Liquidity Risk
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Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, particularly during times of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The Portfolio may not be able to sell a restricted or illiquid security at a favorable time or price, thereby decreasing the Portfolio’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Portfolio is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Portfolio may be forced to sell at a loss.

AVIP Constellation Managed Risk Growth Portfolio | Lower-Rated Debt Securities Risk
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Risk [Text Block]	rr_RiskTextBlock

Lower-Rated Debt Securities Risk — Bonds rated below investment grade, which is defined as BB or lower (also called “junk bonds”), are subject to greater levels of interest rate, credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

AVIP Constellation Managed Risk Growth Portfolio | Mortgage-Backed Securities Risk
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Risk [Text Block]	rr_RiskTextBlock

Mortgage-Backed Securities Risk — Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

AVIP Constellation Managed Risk Growth Portfolio | Swap Risk
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Risk [Text Block]	rr_RiskTextBlock

Swap Risk — Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Portfolio's losses.

AVIP Constellation Managed Risk Growth Portfolio | AVIP Constellation Managed Risk Growth Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 823
Annual Return 2023	rr_AnnualReturn2023	19.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	returns for the most recent quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.61%)
1 Year	rr_AverageAnnualReturnYear01	19.62%
Since Inception	rr_AverageAnnualReturnSinceInception	21.61%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.